Restructuring Costs	12 Months Ended
Jan. 31, 2017
Restructuring And Related Activities [Abstract]
Restructuring Costs

(18) Restructuring Costs

During the second quarter of the fiscal year ended January 31, 2017, we initiated a plan to reduce costs and improve our profitability in our Water Resources segment (“Water Resources Business Performance Initiative”). The Water Resources Business Performance Initiative involves cost rationalization, increased standardization of functions such as sales, pricing and estimation, disposal of underutilized assets, and process improvements to drive efficiencies. We recorded approximately $3.2 million in restructuring costs related to the Water Resources Business Performance Initiative for the fiscal year ended January 31, 2017, which includes costs related to office closures and severance costs. We estimate remaining amounts to be incurred for the Water Resources Business Performance Initiative of approximately $0.1 million.

During the fiscal year ended January 31, 2017, we continued the implementation of our FY2016 Restructuring Plan, which involves the exit of our operations in Africa and Australia and other actions to support our strategic focus in simplifying the business and build upon our capabilities in water (“FY2016 Restructuring Plan”). For the fiscal year ended January 31, 2017, we recognized approximately $13.7 million of restructuring expenses for the FY2016 Restructuring Plan, primarily related to the closure of our Australian and African entities resulting in the impairment of our assets held for sale. In calculating the impairment, the carrying amount of the assets included the cumulative currency translation adjustment related to our Australian and African entities. Also included are severance costs and other personnel-related costs, and other costs to support our business focus and strategy. For the fiscal year ended January 31, 2017, the FY2016 Restructuring Plan related to the segments as follows: $13.3 million in Mineral Services, $0.4 million in Corporate, and $0.1 million in Inliner. The FY2016 Restructuring Plan was substantially completed as of January 31, 2017. We estimate remaining amounts to be incurred for the FY2016 Restructuring Plan of approximately $0.1 million.

We previously implemented a restructuring plan during the second quarter of the fiscal year ended January 31, 2015 (“FY2015 Restructuring Plan”).  The FY2015 Restructuring Plan involved, among other things, reductions in the global workforce, asset relocation or disposal and process improvements. The FY2015 Restructuring Plan was designed to achieve short and long-term cost reductions, and was completed during the first quarter of the fiscal year ended January 31, 2016.

The following table summarizes the carrying amount of the accrual for the restructuring plans discussed above:

	Severance
	and other
	personnel-	Write-down
	related	of	Asset
(in thousands)	costs	inventory	write-down	Other	Total

FY2015 Restructuring Plan	$1,386	$—	$—	$1,258	$2,644
Cash expenditures	(889)	—	—	(776)	(1,665)
Balance at January 31, 2015	$497	$—	$—	$482	$979

Restructuring Costs
FY2016 Restructuring Plan	$3,657	$—	$3,870	$113	$7,640
FY2015 Restructuring Plan	(30)	—	—	1,579	1,549
Total Restructuring Costs	$3,627	$—	$3,870	$1,692	$9,189
Write-down of inventory	—	7,905	—	—	7,905
Cash expenditures	(3,057)	—	—	(496)	(3,553)
Non-cash expense	—	(7,905)	(3,870)	(1,245)	(13,020)
Adjustment to liability	87	—	—	(377)	(290)
Balance at January 31, 2016	$1,154	$—	$—	$56	$1,210

Restructuring Costs
Water Resources Business Performance Initiative	$459	$—	$—	$2,745	$3,204
FY2016 Restructuring Plan	400	—	12,878	442	13,720
Total Restructuring Costs	$859	$—	$12,878	$3,187	$16,924
Cash expenditures	(1,354)	—	—	(3,105)	(4,459)
Non-cash expense(1)	—	—	(12,878)	—	(12,878)
Adjustment to liability	10	—	—	32	42
Balance at January 31, 2017	$669	$—	$—	$170	$839

(1)

For the fiscal year ended January 31, 2017, we recognized an impairment of assets held for sale in Australia and Africa. In calculating the impairment, the carrying amount of the assets included the cumulative currency translation adjustment of $12.4 million associated with the closure of our Australian and African entities.